Pension and Postretirement Benefits: Schedule of change in the PBO recognized in OCI (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of change in the PBO recognized in OCI:
Schedule of change in the PBO recognized in OCI

	2011	2010	2009
Additional (gain) loss arising during the year	2,525	(4,505)	3,650
Less re-classified (gain) loss amortization	(3,944)	(606)	(2,490)
Additional prior service cost (credit) from plan amendment	274	8,852	1,856
Less re-classified prior service cost amortization	613	3,023	472
Translation difference	83	2,461	(2,245)
Net amount recognised in other comprehensive income for the year	6,213	4,391	5,279